Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment and intangible assets	$ 6,457,104	$ 5,764,711
Right-of-use assets	263,424	268,834
Investments in associated companies	12,730	10,473
Deferred tax assets	55,428	42,853
Other non-current assets	115,460	136,855
Total non-current assets	6,904,146	6,223,726
Current assets
Cash and cash equivalents	2,489,672	1,513,713
Accounts and other receivables	238,768	344,754
Inventories	91,473	54,602
Prepaid expenses and other current assets	396,376	427,202
Current receivables due from related parties	250	12,316
Total current assets	3,216,539	2,352,587
Total assets	10,120,685	8,576,313
Shareholders' equity
Share capital	4,479	2,253
Share premium	5,008,513	(44,565)
Treasury shares	(124,109)	0
Other paid-in equity	213,329	178,492
Other components of equity	(36,108)	13,435
Retained losses	(5,288,833)	(5,422,822)
Equity attributable to shareholders of Viking Holdings Ltd	(222,729)	(5,273,207)
Non-controlling interests	3,752	3,724
Total shareholders' equity	(218,977)	(5,269,483)
Non-current liabilities
Long-term portion of bank loans and financial liabilities	1,823,657	1,757,372
Secured Notes	1,017,501	1,015,657
Long-term portion of Unsecured Notes	2,025,001	2,270,246
Private Placement liability	0	1,394,552
Private Placement derivative	0	2,640,759
Long-term portion of lease liabilities	207,594	227,956
Other non-current liabilities	45,344	175,363
Total non-current liabilities	5,119,097	9,481,905
Current liabilities
Accounts payables	236,382	244,581
Short-term portion of bank loans and financial liabilities	220,116	253,020
Short-term portion of Unsecured Notes	249,650	0
Short-term portion of lease liabilities	28,944	24,670
Deferred revenue	4,061,344	3,486,579
Accrued expenses and other current liabilities	424,129	355,041
Total current liabilities	5,220,565	4,363,891
Total shareholders' equity and liabilities	$ 10,120,685	$ 8,576,313